Provisions - Disclosure of Commitments for Retirement Benefits (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Provisions [abstract]
Provision as of beginning of period	€ 270	€ 318
Cost of services	33	75
Discounting costs	5	3
Expense for the period	38	78
Actuarial gains or losses recognized in other comprehensive income	0	(126)
Provision as of the end of period	€ 307	€ 270